Leases (Details Narrative) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2019	$ 10,813
Minimum future straight-lined rentals due on noncancelable leases 2020	5,142
Minimum future straight-lined rentals due on noncancelable leases 2021	4,537
Minimum future straight-lined rentals due on noncancelable leases 2022	3,688
Minimum future straight-lined rentals due on noncancelable leases 2023	3,098
Minimum future straight-lined rentals due on noncancelable leases 2024 and subsequent years	$ 21,631